Loans and Borrowings - Schedule of Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Bank Borrowings [Line Items]
Total loans and borrowings	$ 835,800	$ 611,770	$ 1,266,265
DBS SME Working Capital Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 50,000
Maturity Date	Aug. 05, 2024
Interest Rate	Fixed at 7.00%
Repayment Method	Monthly Repayment
Total loans and borrowings			7,663
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan I [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 452,000
Maturity Date	Mar. 31, 2024
Interest Rate	6.25% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%
Repayment Method	Monthly Repayment
Total loans and borrowings			39,149
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 275,000
Maturity Date	Jul. 31, 2025
Interest Rate	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 56,322	41,225	150,339
ETHOZ Capital Ltd Temporary Bridging Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Nov. 29, 2024
Interest Rate	Fixed at 5.00%
Repayment Method	Monthly Repayment
Total loans and borrowings			105,010
ANEXT Bank Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Jan. 26, 2028
Interest Rate	Fixed at 8.80%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 200,223	146,555	254,370
Standard Chartered Bank Business Installment Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Aug. 31, 2028
Interest Rate	0.72% below prevailing Business Instalment Loan Board Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 230,670	168,841	282,664
OCBC Business Term Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Aug. 31, 2028
Interest Rate	4.25% below prevailing Business Term Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 233,111	170,627	285,360
DBS SME Working Capital Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 150,000
Maturity Date	Aug. 09, 2028
Interest Rate	Fixed at 7.75%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 115,474	$ 84,522	$ 141,710